Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities, Other [Abstract]
Other current liabilities
Philips Group
Other current liabilities in millions of EUR

	2023	2024
Accrued customer rebates	186	169
Other taxes including social security premiums	129	115
Other liabilities	98	70
Other current liabilities	414	354